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                              Prospectus Supplement
                    Liberty Life Assurance Company of Boston
                             IN CONNECTION WITH ITS
                              LLAC VARIABLE ACCOUNT
      (LIBERTY'S SPECTRUM SELECT MODIFIED VARIABLE LIFE INSURANCE CONTRACT)

                   Supplement to Prospectus Dated June 2, 1999


                                       ***

For Maryland Contract Owners, the third paragraph under "WITHDRAWAL CHARGE" on pages 35 -36 of the Prospectus, and the table that follows, is deleted and replaced by the following:

     The rate used to determine the Withdrawal Charge depends on the age of the Insured on the Contract Date (the age of the younger Insured for Survivorship Contracts) and the year the withdrawal is made. The Withdrawal Charge declines to zero percent after the seventh Contract Year. The Withdrawal Charge is assessed at the following rates:

                              Single Life Contracts

             Contract      Issue Ages    Issue Ages    Issue Ages
               Year          0 - 65       66 - 80        81 - 85
             --------      ----------    ----------    ----------
                1             9.75%        7.75%          7.25%
                2             9.50%        7.50%          7.00%
                3             9.25%        7.00%          6.75%
                4             7.50%        6.75%          6.25%
                5             7.25%        6.50%          6.00%
                6             5.00%        5.00%          5.00%
                7             4.75%        4.75%          4.75%
                8+            0.00%        0.00%          0.00%


                             Survivorship Contracts

             Contract      Issue Ages    Issue Ages    Issue Ages
               Year          0 - 65       66 - 80        81 - 85
             --------      ----------    ----------    ----------
                1             9.75%        8.50%          8.00%
                2             9.50%        7.50%          7.00%
                3             9.25%        6.75%          6.25%
                4             7.50%        6.25%          5.75%
                5             7.25%        5.75%          5.25%
                6             5.00%        5.00%          5.00%
                7             4.75%        4.75%          4.75%
                8+            0.00%        0.00%          0.00%


                                       ***


Supplement Dated September 27, 1999                                SVUL-99029 MD